EMPLOYEE BENEFIT PLANS - Accumulated Other Comprehensive Income/Loss ("AOCI") (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net (losses) income	$ 0	$ (10,923)
Deferred income tax benefit	0	1,216
AOCI	0	(9,707)
Postretirement
Defined Benefit Plan Disclosure [Line Items]
Net (losses) income	230	85
Deferred income tax benefit	0	6
AOCI	$ 230	$ 91